Document and Entity Information	Feb. 20, 2020
Cover [Abstract]
Entity Registrant Name	TENNECO INC
Entity Address, State or Province	IL
Amendment Flag	true
Entity Central Index Key	0001024725
Document Type	8-K/A
Document Period End Date	Feb. 20, 2020
Entity Incorporation, State or Country Code	DE
Entity File Number	1-12387
Entity Tax Identification Number	76-0515284
Entity Address, Address Line One	500 NORTH FIELD DRIVE
Entity Address, City or Town	LAKE FOREST
Entity Address, Postal Zip Code	60045
City Area Code	847
Local Phone Number	482-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Voting Common Stock, par value $0.01 per share
Trading Symbol	TEN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On February 20, 2020, Tenneco Inc. (the “Company”) filed a Current Report on Form 8-K to report under Item 2.02 the announcement of its fourth quarter and full year 2019 results of operations and furnished a copy of the press release announcing such results as Exhibit 99.1 thereto (the “Original Form 8-K”). The Company is filing this Amendment No. 1 on Form 8-K/A to furnish a press release announcing that the Company is updating certain fourth quarter and full year 2019 results and reconciling the financial results disclosed in the Original Form 8-K to the final results included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2019.